Schedule of financial statement of the parent entity (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Loss for the period	$ (11,423,130)	$ (10,903,028)	$ (14,408,346)	$ (20,597,436)	$ (11,197,450)
Other comprehensive loss for the period	(104,475)	(98,128)	(20,710)	(36,465)	(31,312)
Total comprehensive loss for the period attributable to the members of Mixed Martial Arts Group Limited	(11,527,605)	(11,001,156)	(14,429,056)	(20,633,901)	(11,228,762)
Assets
Current assets	740,190		3,623,792	6,101,846
Non-current assets	5,065,904		1,695,533	1,128,939
Total assets	5,806,094		5,319,325	7,230,785
Liabilities
Current liabilities	5,649,211		2,574,437	28,018,760
Non-current liabilities	1,706,216		186,344	10,346,332
Total liabilities	7,355,427		2,760,781	38,365,092
Net (liabilities)/assets	(1,549,333)		2,558,544	(31,134,307)
Equity
Total (deficit)/equity	$ (1,549,333)	$ 5,224,635	2,558,544	(31,134,307)	(12,865,790)	$ (3,184,011)
Parent [member]
IfrsStatementLineItems [Line Items]
Loss for the period			(14,029,605)	(20,053,426)	(10,667,136)
Other comprehensive loss for the period
Total comprehensive loss for the period attributable to the members of Mixed Martial Arts Group Limited			(14,029,605)	(20,053,426)	$ (10,667,136)
Assets
Current assets			5,309,505	7,307,155
Non-current assets			1,687,347	1,120,872
Total assets			6,996,852	8,428,027
Liabilities
Current liabilities			2,577,040	28,018,760
Non-current liabilities			186,344	10,346,332
Total liabilities			2,763,384	38,365,092
Net (liabilities)/assets			4,233,468	(29,937,065)
Equity
Contributed equity			46,779,703	3,385,281
Reserves			8,476,103	3,912,367
Accumulated losses			(51,022,338)	(37,234,713)
Total (deficit)/equity			$ 4,233,468	$ (29,937,065)